Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs") (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Lease Liabilities and Operating Lease Commitments
The weighted average lessee’s incremental borrowing rates applied to lease liabilities recognized on January 1, 2019 was 1.35%. The difference between the (i) lease liabilities recognized and (ii) operating lease commitments disclosed under IAS 17 on December 31, 2018 is explained as follows:

	NT$	US$ (Note 4)
The future minimum lease payments of non-cancellable operating lease commitments on December 31, 2018	$2,386,102	$79,776
Less: Recognition exemption for short-term leases	(108,946)	(3,642)
Less: Recognition exemption for leases of low-value assets	(10,822)	(362)

Undiscounted amounts on January 1, 2019	$2,266,334	$75,772

Discounted amounts using the incremental borrowing rates on January 1, 2019	$2,006,553	$67,086
Add: Finance lease liabilities (excluding the amounts applied for the exemption for short-term leases and leases of low-value assets) on December 31, 2018	248,808	8,319
Add: Adjustments as a result of a different treatment of extension	3,829,368	128,030

Lease liabilities recognized on January 1, 2019	$6,084,729	$203,435

IFRS16 [member]
Statement [LineItems]
Summary of Anticipated Impact on Assets, Liabilities and Equity
The impact on assets, liabilities and equity as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	As Originally Stated on January 1, 2019	Adjustments Arising from Initial Application	Adjusted on January 1, 2019
	NT$	NT$	NT$

Other financial assets - current	$6,539,467	$(31)	$6,539,436
Other current assets	3,773,384	(385,014)	3,388,370
Long-term prepayments for lease	10,764,835	(10,764,835)	—
Property, plant and equipment	214,592,588	(277,079)	214,315,509
Right-of-use assets	—	10,720,769	10,720,769
Investment properties	7,738,379	6,599,225	14,337,604
Other financial assets - non-current	1,044,294	(2,745)	1,041,549
Other intangible assets	30,897,700	(59,667)	30,838,033

Total effect on assets	$275,350,647	$5,830,623	$281,181,270

Obligation under leases - current	$—	$489,984	$489,984
Other current liabilities	5,984,156	(17,144)	5,967,012
Obligation under leases - non-current	—	5,594,745	5,594,745
Other non-current liabilities	1,371,302	(236,962)	1,134,340

Total effect on liabilities	$7,355,458	$5,830,623	$13,186,081

	As Originally Stated on January 1, 2019	Adjustments Arising from Initial Application	Adjusted on January 1, 2019
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Other financial assets - current	$218,638	$(1)	$218,637
Other current assets	126,158	(12,872)	113,286
Long-term prepayments for lease	359,908	(359,908)	—
Property, plant and equipment	7,174,610	(9,264)	7,165,346
Right-of-use assets	—	358,434	358,434
Investment properties	258,722	220,636	479,358
Other financial assets - non-current	34,915	(92)	34,823
Other intangible assets	1,033,022	(1,994)	1,031,028

Total effect on assets	$9,205,973	$194,939	$9,400,912

Obligation under leases - current	$—	$16,382	$16,382
Other current liabilities	200,072	(573)	199,499
Obligation under leases - non-current	—	187,053	187,053
Other non-current liabilities	45,848	(7,923)	37,925

Total effect on liabilities	$245,920	$194,939	$440,859